Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments - Schedule of Derivative Liabilities at Fair value (Table)

Effective Date	Termination Date	Notional Amount in thousands EURO	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value December 31, 2022 in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.655%	$10,068
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.690%	2,641
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.550%	816
					Total Fair Value	$13,525

Financial Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives (Table)

Derivative designated as accounting hedge
	Amount of gain / (loss) recognized in other comprehensive loss
	2022	2021	2020
Cross-currency swap agreement related to the 2022 Bonds	$(1,757)	$—	$—
Reclassification to other income / (expense), net	(3,009)	—	—
Total recognized in other comprehensive loss	$(4,766)	$—	$—

Derivatives not designated as accounting hedges
	Amount of gain / (loss) recognized in other income / (expense), net
	2022	2021	2020
Change in fair value of derivatives related to the 2021 Bonds	$(9,542)	$(3,167)	$—
Realized interest income / (expense), net of derivatives related to the 2021 Bonds	(2,258)	(374)	—
Total recognized in other income / (expense), net	$(11,800)	$(3,541)	$—

Financial Instruments - Fair value measurements on a recurring basis (Table)

Recurring Measurements 2022:	December 31, 2022	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)
Cross Currency SWAP (120,000)	$10,068	$—	$10,068	$—
Cross Currency SWAP (30,000)	2,641	—	2,641	—
Cross Currency SWAP (100,000)	816	—	816	—
Total	$13,525	$—	$13,525	$—